UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	7-31

Date of reporting period:	4-30-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Focused Large Cap Fund

April 30, 2012

Legacy Focused Large Cap - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.5%

AEROSPACE AND DEFENSE — 5.8%
Lockheed Martin Corp.	2,892	$261,842
United Technologies Corp.	2,257	184,261

		446,103

AUTO COMPONENTS — 3.4%
TRW Automotive Holdings Corp.(1)	5,787	264,524

CAPITAL MARKETS — 1.9%
E*Trade Financial Corp.(1)	13,887	147,619

COMMERCIAL SERVICES AND SUPPLIES — 3.3%
Waste Management, Inc.	7,348	251,302

COMMUNICATIONS EQUIPMENT — 6.8%
Brocade Communications Systems, Inc.(1)	47,649	263,976
Cisco Systems, Inc.	12,803	257,980

		521,956

COMPUTERS AND PERIPHERALS — 2.8%
Apple, Inc.(1)	367	214,416

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
BCE, Inc.	2,831	114,740

FOOD AND STAPLES RETAILING — 12.1%
Koninklijke Ahold NV ADR	15,021	191,518
TESCO plc ADR	15,427	240,044
Wal-Mart Stores, Inc.	3,889	229,101
Walgreen Co.	7,650	268,209

		928,872

HEALTH CARE PROVIDERS AND SERVICES — 10.1%
Cardinal Health, Inc.	6,267	264,906
DaVita, Inc.(1)	2,394	212,061
McKesson Corp.	3,237	295,894

		772,861

HOTELS, RESTAURANTS AND LEISURE — 3.4%
McDonald's Corp.	2,646	257,853

INSURANCE — 9.9%
Allstate Corp. (The)	8,487	282,872
Genworth Financial, Inc., Class A(1)	35,136	211,167
Marsh & McLennan Cos., Inc.	7,994	267,399

		761,438

IT SERVICES — 6.8%
International Business Machines Corp.	1,779	368,395
Paychex, Inc.	4,896	151,678

		520,073

Legacy Focused Large Cap - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

METALS AND MINING — 3.4%
Southern Copper Corp.	8,062	$265,078

MULTI-UTILITIES — 2.7%
Xcel Energy, Inc.	7,612	205,981

MULTILINE RETAIL — 4.8%
Dollar General Corp.(1)	5,478	259,986
Target Corp.	1,943	112,577

		372,563

OIL, GAS AND CONSUMABLE FUELS — 10.4%
Chevron Corp.	2,450	261,072
Exxon Mobil Corp.	3,086	266,445
Williams Partners LP	4,767	273,817

		801,334

PHARMACEUTICALS — 2.8%
Eli Lilly & Co.	5,259	217,670

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.8%
American Capital Agency Corp.	4,538	141,767

SOFTWARE — 3.3%
CA, Inc.	9,538	251,994

WIRELESS TELECOMMUNICATION SERVICES — 2.5%
Rogers Communications, Inc., B Shares	5,161	192,660

TOTAL COMMON STOCKS (Cost $7,386,551)		7,650,804

TEMPORARY CASH INVESTMENTS — 0.5%

SSgA U.S. Government Money Market Fund (Cost $37,745)	37,745	37,745

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $7,424,296)		7,688,549

OTHER ASSETS AND LIABILITIES†		2,990

TOTAL NET ASSETS — 100.0%		$7,691,539

Notes to Schedule of Investments

ADR - American Depositary Receipt

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

Legacy Focused Large Cap - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Legacy Focused Large Cap - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$6,911,842	—	—
Foreign Common Stocks	738,962	—	—
Temporary Cash Investments	37,745	—	—

Total Value of Investment Securities	$7,688,549	—	—

3. Federal Tax Information

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,426,159
Gross tax appreciation of investments	$416,280
Gross tax depreciation of investments	(153,890)
Net tax appreciation (depreciation) of investments	$262,390

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Large Cap Fund

April 30, 2012

Legacy Large Cap - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 100.0%

AEROSPACE AND DEFENSE — 4.5%
Lockheed Martin Corp.	1,816	$164,420
Raytheon Co.	2,920	158,089

		322,509

AIR FREIGHT AND LOGISTICS — 2.0%
United Parcel Service, Inc., Class B	1,859	145,262

AUTO COMPONENTS — 2.0%
TRW Automotive Holdings Corp.(1)	3,191	145,861

BIOTECHNOLOGY — 4.0%
Alexion Pharmaceuticals, Inc.(1)	1,590	143,609
Celgene Corp.(1)	1,979	144,309

		287,918

CHEMICALS — 4.3%
International Flavors & Fragrances, Inc.	2,547	153,355
Praxair, Inc.	1,328	153,649

		307,004

COMMERCIAL BANKS — 1.8%
HDFC Bank Ltd. ADR	3,868	132,788

COMMUNICATIONS EQUIPMENT — 2.0%
Brocade Communications Systems, Inc.(1)	26,275	145,564

COMPUTERS AND PERIPHERALS — 4.0%
Apple, Inc.(1)	252	147,228
EMC Corp.(1)	2,537	71,569
Western Digital Corp.(1)	1,844	71,566

		290,363

FOOD AND STAPLES RETAILING — 6.8%
Costco Wholesale Corp.	887	78,207
Kroger Co. (The)	4,502	104,762
Wal-Mart Stores, Inc.	2,667	157,113
Walgreen Co.	4,154	145,639

		485,721

FOOD PRODUCTS — 2.7%
General Mills, Inc.	3,264	126,937
Unilever NV	1,962	67,395

		194,332

HEALTH CARE PROVIDERS AND SERVICES — 5.9%
Cardinal Health, Inc.	3,530	149,213
DaVita, Inc.(1)	1,103	97,704
McKesson Corp.	1,923	175,781

		422,698

Legacy Large Cap - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

HOTELS, RESTAURANTS AND LEISURE — 3.2%
Las Vegas Sands Corp.	2,087	$115,808
McDonald's Corp.	1,189	115,868

		231,676

INSURANCE — 1.0%
Marsh & McLennan Cos., Inc.	2,208	73,858

IT SERVICES — 5.0%
Accenture plc, Class A	2,485	161,401
International Business Machines Corp.	943	195,276

		356,677

MACHINERY — 2.0%
Cummins, Inc.	1,255	145,367

MEDIA — 4.8%
Cablevision Systems Corp., Class A	7,943	117,715
DirecTV, Class A(1)	3,062	150,865
Virgin Media, Inc.	3,004	73,778

		342,358

MULTILINE RETAIL — 4.1%
Dollar General Corp.(1)	3,239	153,723
Target Corp.	2,459	142,474

		296,197

OFFICE ELECTRONICS — 2.0%
Canon, Inc. ADR	3,123	141,659

OIL, GAS AND CONSUMABLE FUELS — 8.8%
Chevron Corp.	1,492	158,988
Cobalt International Energy, Inc.(1)	1,550	41,478
ConocoPhillips	2,094	149,993
Whiting Petroleum Corp.(1)	2,530	144,716
Williams Partners LP	2,455	141,015

		636,190

PHARMACEUTICALS — 1.1%
Shire plc ADR	830	80,975

ROAD AND RAIL — 3.5%
Hertz Global Holdings, Inc.(1)	7,133	109,919
Union Pacific Corp.	1,268	142,574

		252,493

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.6%
Micron Technology, Inc.(1)	19,136	126,106
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,614	134,206

		260,312

SOFTWARE — 12.1%
Activision Blizzard, Inc.	11,550	148,648

Legacy Large Cap - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

CA, Inc.	5,492	$145,099
Intuit, Inc.	2,512	145,621
Microsoft Corp.	4,927	157,762
Oracle Corp.	4,802	141,131
Symantec Corp.(1)	7,939	131,152

		869,413

SPECIALTY RETAIL — 2.2%
AutoZone, Inc.(1)	407	161,237

TOBACCO — 4.2%
Lorillard, Inc.	1,131	153,013
Philip Morris International, Inc.	1,656	148,229

		301,242

WIRELESS TELECOMMUNICATION SERVICES — 2.4%
China Mobile Ltd. ADR	1,045	57,830
Crown Castle International Corp.(1)	1,964	111,182

		169,012

TOTAL COMMON STOCKS (Cost $6,590,820)		7,198,686

TEMPORARY CASH INVESTMENTS — 0.6%

SSgA U.S. Government Money Market Fund (Cost $41,173)	41,173	41,173

TOTAL INVESTMENT SECURITIES — 100.6% (Cost $6,631,993)		7,239,859

OTHER ASSETS AND LIABILITIES — (0.6)%		(44,229)

TOTAL NET ASSETS — 100.0%		$7,195,630

Geographic Diversification

(as a % of net assets)

United States	89.2%
Ireland	3.4%
Japan	2.0%
Taiwan (Republic of China)	1.9%
India	1.8%
Netherlands	0.9%
Hong Kong	0.8%
Cash and Equivalents*	—†

*	Includes temporary cash investments and other assets and liabilities.
†	Category is less than 0.05% of total net assets.

Notes to Schedule of Investments

ADR - American Depositary Receipt

Legacy Large Cap - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

(1)	Non-income producing.

Legacy Large Cap - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Legacy Large Cap - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$6,422,432	—	—
Foreign Common Stocks	776,254	—	—
Temporary Cash Investments	41,173	—	—

Total Value of Investment Securities	$7,239,859	—	—

3. Federal Tax Information

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,632,286
Gross tax appreciation of investments	$703,492
Gross tax depreciation of investments	(95,919)
Net tax appreciation (depreciation) of investments	$607,573

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Multi Cap Fund

April 30, 2012

Legacy Multi Cap - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.2%

AEROSPACE AND DEFENSE — 3.1%
General Dynamics Corp.	796	$53,730
L-3 Communications Holdings, Inc.	1,057	77,732
Lockheed Martin Corp.	1,190	107,743
United Technologies Corp.	582	47,514

		286,719

AIR FREIGHT AND LOGISTICS — 2.7%
CH Robinson Worldwide, Inc.	1,399	83,576
Hub Group, Inc., Class A(1)	2,000	70,000
United Parcel Service, Inc., Class B	1,262	98,613

		252,189

AUTO COMPONENTS — 2.1%
Goodyear Tire & Rubber Co. (The)(1)	8,617	94,615
TRW Automotive Holdings Corp.(1)	2,126	97,179

		191,794

BEVERAGES — 0.9%
Dr Pepper Snapple Group, Inc.	2,171	88,099

BIOTECHNOLOGY — 1.0%
Pharmacyclics, Inc.(1)	3,453	95,165

CHEMICALS — 1.1%
International Flavors & Fragrances, Inc.	1,728	104,043

COMMERCIAL BANKS — 1.2%
Park National Corp.	1,061	71,352
Regions Financial Corp.	6,567	44,262

		115,614

COMMERCIAL SERVICES AND SUPPLIES — 1.6%
Avery Dennison Corp.	1,585	50,688
Republic Services, Inc.	3,467	94,892

		145,580

COMMUNICATIONS EQUIPMENT — 3.3%
Brocade Communications Systems, Inc.(1)	16,768	92,895
Cisco Systems, Inc.	5,011	100,972
Harris Corp.	2,608	118,768

		312,635

COMPUTERS AND PERIPHERALS — 1.0%
Western Digital Corp.(1)	2,400	93,144

CONSTRUCTION MATERIALS — 1.7%
Cemex SAB de CV ADR(1)	22,247	160,846

CONSUMER FINANCE — 0.9%
Credit Acceptance Corp.(1)	863	81,148

Legacy Multi Cap - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

CONTAINERS AND PACKAGING — 2.2%
Crown Holdings, Inc.(1)	2,648	$97,923
Packaging Corp. of America	3,558	103,858

		201,781

DIVERSIFIED CONSUMER SERVICES — 0.9%
H&R Block, Inc.	5,899	86,715

DIVERSIFIED FINANCIAL SERVICES — 0.7%
MarketAxess Holdings, Inc.	1,884	64,640

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
BCE, Inc.	1,784	72,305
tw telecom, inc.(1)	3,083	67,148

		139,453

ELECTRIC UTILITIES — 1.6%
Cleco Corp.	1,366	55,733
CPFL Energia SA ADR	3,176	89,563

		145,296

ELECTRICAL EQUIPMENT — 0.5%
Emerson Electric Co.	919	48,284

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.5%
AU Optronics Corp. ADR	10,109	45,389
Tech Data Corp.(1)	1,783	95,908

		141,297

ENERGY EQUIPMENT AND SERVICES — 1.1%
Nabors Industries Ltd.(1)	5,960	99,234

FOOD AND STAPLES RETAILING — 7.8%
Costco Wholesale Corp.	1,257	110,830
CVS Caremark Corp.	793	35,384
Kroger Co. (The)	4,100	95,407
Safeway, Inc.	4,720	95,957
Susser Holdings Corp.(1)	3,728	99,500
Wal-Mart Stores, Inc.	3,256	191,811
Walgreen Co.	2,863	100,377

		729,266

FOOD PRODUCTS — 1.6%
Darling International, Inc.(1)	3,424	56,085
General Mills, Inc.	2,299	89,408

		145,493

GAS UTILITIES — 1.0%
UGI Corp.	3,182	92,851

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.9%
Becton, Dickinson and Co.	1,266	99,318

Legacy Multi Cap - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

Medtronic, Inc.	2,554	$97,563
ResMed, Inc.(1)	2,145	72,951

		269,832

HEALTH CARE PROVIDERS AND SERVICES — 5.2%
Air Methods Corp.(1)	457	38,438
AmerisourceBergen Corp.	2,461	91,574
Cardinal Health, Inc.	2,312	97,728
Chemed Corp.	745	44,953
DaVita, Inc.(1)	663	58,729
McKesson Corp.	1,172	107,133
Metropolitan Health Networks, Inc.(1)	6,505	48,657

		487,212

HOTELS, RESTAURANTS AND LEISURE — 3.3%
Cedar Fair LP	4,256	132,404
Darden Restaurants, Inc.	1,806	90,445
McDonald's Corp.	838	81,663

		304,512

INSURANCE — 7.5%
Arthur J Gallagher & Co.	1,333	50,068
Cincinnati Financial Corp.	2,334	83,137
Everest Re Group Ltd.	650	64,415
Fidelity National Financial, Inc. Class A	2,906	55,999
Genworth Financial, Inc., Class A(1)	12,626	75,882
Maiden Holdings Ltd.	9,780	81,174
Marsh & McLennan Cos., Inc.	2,965	99,179
Progressive Corp. (The)	4,780	101,814
RLI Corp.	1,356	93,401

		705,069

IT SERVICES — 6.3%
Booz Allen Hamilton Holding Corp.	2,044	34,952
Computer Sciences Corp.	3,085	86,565
DST Systems, Inc.	1,707	95,558
iGATE Corp.(1)	5,619	109,346
ManTech International Corp., Class A	2,471	77,639
MAXIMUS, Inc.	2,076	91,863
Paychex, Inc.	3,062	94,861

		590,784

LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Charles River Laboratories International, Inc.(1)	2,049	72,801

MACHINERY — 1.2%
Toro Co. (The)	1,601	114,407

MEDIA — 3.3%
Arbitron, Inc.	1,593	60,614
Cablevision Systems Corp., Class A	6,975	103,369
Virgin Media, Inc.	2,314	56,832

Legacy Multi Cap - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

Washington Post Co. (The), Class B	238	$90,004

		310,819

MULTI-UTILITIES — 0.5%
Xcel Energy, Inc.	1,666	45,082

MULTILINE RETAIL — 2.0%
Kohl's Corp.	1,463	73,340
Target Corp.	1,884	109,159

		182,499

OFFICE ELECTRONICS — 1.7%
Canon, Inc. ADR	2,121	96,209
Xerox Corp.	8,444	65,694

		161,903

OIL, GAS AND CONSUMABLE FUELS — 8.6%
Chevron Corp.	914	97,396
Cimarex Energy Co.	1,378	95,234
Energy Transfer Equity LP	2,341	98,228
Exxon Mobil Corp.	1,096	94,629
NuStar Energy LP	1,453	79,900
Plains All American Pipeline LP	1,206	98,808
Plains Exploration & Production Co.(1)	2,344	95,752
Targa Resources Partners LP	1,334	57,402
Williams Partners LP	1,557	89,434

		806,783

PHARMACEUTICALS — 2.5%
Abbott Laboratories	1,797	111,522
Eli Lilly & Co.	2,239	92,672
Jazz Pharmaceuticals plc(1)	532	27,148

		231,342

PROFESSIONAL SERVICES — 0.7%
Huron Consulting Group, Inc.(1)	1,897	66,850

REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.2%
American Capital Agency Corp.	2,243	70,071
PS Business Parks, Inc.	1,777	121,280
Rayonier, Inc.	2,353	106,709

		298,060

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.0%
Altisource Portfolio Solutions SA(1)	1,617	96,745

ROAD AND RAIL — 0.5%
Dollar Thrifty Automotive Group, Inc.(1)	636	51,427

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.4%
Analog Devices, Inc.	1,325	51,649

Legacy Multi Cap - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

	Shares	Value

Micron Technology, Inc.(1)	12,600	$83,034

		134,683

SOFTWARE — 3.0%
FactSet Research Systems, Inc.	1,046	109,683
Giant Interactive Group, Inc. ADR	11,313	60,638
Microsoft Corp.	3,539	113,319

		283,640

SPECIALTY RETAIL — 0.7%
American Eagle Outfitters, Inc.	3,423	61,648

WIRELESS TELECOMMUNICATION SERVICES — 1.9%
China Mobile Ltd. ADR	1,902	105,257
United States Cellular Corp.(1)	1,811	71,027

		176,284

TOTAL INVESTMENT SECURITIES — 99.2% (Cost $8,802,380)		9,273,668

OTHER ASSETS AND LIABILITIES — 0.8%		74,758

TOTAL NET ASSETS — 100.0%		$9,348,426

Geographic Diversification

(as a % of net assets)

United States	88.5%
Bermuda	2.7%
Mexico	1.7%
Hong Kong	1.1%
Luxembourg	1.0%
Japan	1.0%
Brazil	1.0%
Canada	0.8%
People's Republic of China	0.6%
Taiwan (Republic of China)	0.5%
Ireland	0.3%
Other Assets and Liabilities	0.8%

Notes to Schedule of Investments

ADR - American Depositary Receipt

(1)	Non-income producing.

Legacy Multi Cap - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$8,274,745	—	—
Foreign Common Stocks	998,923	—	—

Total Value of Investment Securities	$9,273,668	—	—

Legacy Multi Cap - Schedule of Investments
APRIL 30, 2012 (UNAUDITED)

3. Federal Tax Information

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,804,461
Gross tax appreciation of investments	$751,000
Gross tax depreciation of investments	(281,793)
Net tax appreciation (depreciation) of investments	$469,207

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 27, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2012